Share-based compensation (Schedule of Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	48.50%	50.80%
Expected volatility, maximum	49.00%	53.30%
Risk-free interest rate (per annum), minimum	2.67%	3.01%
Risk-free interest rate (per annum), maximum	2.76%	3.73%
Exercise multiple		2
Expected dividend yield	0.00%	0.00%
Expected term (in years)	10 years	10 years
Expected forfeiture rate (post-vesting)	0.17%	0.30%
Expected forfeiture rate (post-vesting), maximum	0.25%	0.40%
Fair value of the underlying shares on the date of option grants (US$), lower limit	$ 10.93	$ 19.26
Fair value of the underlying shares on the date of option grants (US$), upper limit	$ 24.85	$ 22.95
58 Home 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	59.40%
Expected volatility, maximum	60.00%
Risk-free interest rate (per annum), minimum	2.46%
Risk-free interest rate (per annum), maximum	2.63%
Expected dividend yield	0.00%
Expected term (in years)	10 years
Expected forfeiture rate (post-vesting)	0.25%
Fair value of the underlying shares on the date of option grants (US$), lower limit	$ 0.10
Fair value of the underlying shares on the date of option grants (US$), upper limit	$ 0.27
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Minimum [Member] | 58 Home 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2.8
Maximum [Member] | 58 Home 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2.8